Stock-based Compensation (Details Narrative) - USD ($) $ / shares in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 10, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted	$ 1,750
Number of shares issed for services	900,000
Share-Based Payment Arrangement, Noncash Expense				$ 2,093,199	$ 27,949,257
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 0		$ 0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	2,669,932	3,101,277
2015 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee benefits and share-based compensation				$ 0	$ 0
2015 Stock Option Plan [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation award vesting period			1 year	1 year
2015 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant or right, reason for issuance, description			The maximum number of shares of Common Stock which may be issued over the term of the Plan shall not exceed Twenty-Two Thousand Five Hundred (22,500). Options are exercisable over periods not to exceed 10 years (five years for incentive stock options granted to holders of 10% or more of voting stock) from the date of grant.	The maximum number of shares of Common Stock which may be issued over the term of the Plan shall not exceed Twenty-Two Thousand Five Hundred (22,500). Options are exercisable over periods not to exceed 10 years (five years for incentive stock options granted to holders of 10% or more of voting stock) from the date of grant
Common stock subject to option percentage			20.00%	20.00%
Number of shares granted
2015 Stock Option Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount				$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period				350,000		191,622
Share-Based Payment Arrangement, Noncash Expense					$ 27,137,991
2021 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase price of common stock, percent			5.00%	5.00%
Number of shares fully granted				350,000
Number of shares fully vested	2,669,232	1,850,000
2021 Equity Incentive Plan [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	616,518		616,518	616,518			500,000
Two Thousand Twenty Three Equity Incentive Plan [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance							500,000
Shares awarded				350,000